UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

Fidelity®

New Markets Income

Fund

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Actual	.87%	$ 1,000.00	$ 1,045.40	$ 4.41
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.48	$ 4.36

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	11.3	9.6
Turkey	8.9	7.4
Russia	6.7	8.2
Mexico	5.7	4.2
Philippines	5.6	4.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Turkish Republic	7.9	7.1
Russian Federation	6.3	8.0
Venezuelan Republic	6.0	6.7
United Mexican States	4.7	3.4
Philippine Republic	4.2	3.5
	29.1
Asset Allocation (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
Corporate Bonds 34.5%	Corporate Bonds 29.9%
Government Obligations 59.7%	Government Obligations 63.1%
Supranational Obligations 0.5%	Supranational Obligations 0.5%
Short-Term Investments and Net Other Assets 5.3%	Short-Term Investments and Net Other Assets 6.5%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.5%
		Principal Amount (c)	Value
Argentina - 0.4%
City of Buenos Aires 12.5% 4/6/15 (e)		$ 3,345,000	$ 3,784,868
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		4,740,000	4,787,400
Pan American Energy LLC 7.875% 5/7/21 (e)		3,595,000	3,837,663
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		3,990,000	3,870,300
TOTAL ARGENTINA			16,280,231
Bermuda - 0.6%
Noble Group Ltd. 6.75% 1/29/20 (e)		3,920,000	4,101,300
Qtel International Finance Ltd.:
3.375% 10/14/16 (e)		8,960,000	8,932,403
5% 10/19/25 (e)		14,010,000	12,949,723
TOTAL BERMUDA			25,983,426
Brazil - 1.3%
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (e)		9,590,000	10,165,400
Braskem Finance Ltd. 7% 5/7/20 (e)		6,460,000	7,033,325
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		8,985,000	10,175,513
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)		10,140,000	10,697,700
Net Servicos de Comunicacao SA 7.5% 1/27/20		3,020,000	3,450,350
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		8,525,000	9,249,625
TOTAL BRAZIL			50,771,913
British Virgin Islands - 0.8%
Gerdau Trade, Inc. 5.75% 1/30/21 (e)		7,040,000	7,154,400
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (e)		7,025,000	6,570,342
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (e)		20,800,000	20,032,480
TOTAL BRITISH VIRGIN ISLANDS			33,757,222
Cayman Islands - 3.2%
CSN Islands XI Corp. 6.875% 9/21/19 (e)		7,748,000	8,445,320
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		3,890,000	4,611,614
Hutchison Whampoa International 10 Ltd. 6% (e)(f)(g)		32,350,000	33,158,750
Odebrecht Finance Ltd.:
6% 4/5/23 (e)		5,870,000	5,840,650
7% 4/21/20 (e)		6,600,000	7,251,750
7.5% (e)(f)		11,455,000	11,569,550
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Cayman Islands - continued
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		$ 25,695,000	$ 26,467,135
5.75% 1/20/20		7,935,000	8,464,701
6.875% 1/20/40		16,350,000	17,658,000
8.375% 12/10/18		5,365,000	6,612,373
TOTAL CAYMAN ISLANDS			130,079,843
Colombia - 1.7%
BanColombia SA:
4.25% 1/12/16 (e)		17,725,000	17,813,625
5.95% 6/3/21 (e)		19,615,000	19,840,573
6.125% 7/26/20		10,745,000	10,852,450
Ecopetrol SA 7.625% 7/23/19		13,085,000	15,669,288
Empresas Publicas de Medellin 7.625% 7/29/19 (e)		4,210,000	4,894,125
TOTAL COLOMBIA			69,070,061
Egypt - 0.2%
African Export-Import Bank 8.75% 11/13/14		6,045,000	6,815,738
Georgia - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		4,625,000	5,139,531
Indonesia - 1.3%
PT Adaro Indonesia 7.625% 10/22/19 (e)		9,235,000	10,250,850
PT Pertamina Persero 5.25% 5/23/21 (e)		42,230,000	42,652,300
TOTAL INDONESIA			52,903,150
Ireland - 1.9%
Novatek Finance Ltd. 6.604% 2/3/21 (e)		9,465,000	9,855,905
SCF Capital Ltd. 5.375% 10/27/17 (e)		19,235,000	19,235,000
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		6,380,000	6,874,450
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (e)		4,230,000	4,341,249
7.748% 2/2/21 (e)		4,670,000	4,798,425
Vnesheconombank Via VEB Finance Ltd.:
5.45% 11/22/17 (e)		13,735,000	14,009,700
6.8% 11/22/25 (e)		17,310,000	17,548,013
TOTAL IRELAND			76,662,742
Isle of Man - 0.2%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		8,250,000	8,142,668
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Kazakhstan - 0.2%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		$ 6,375,000	$ 6,598,125
Korea (South) - 1.6%
Export-Import Bank of Korea:
3.75% 10/20/16		7,855,000	7,906,843
5.125% 6/29/20		7,265,000	7,410,300
Hyundai Capital Services, Inc. 6% 5/5/15 (e)		8,825,000	9,696,469
Industrial Bank of Korea 7.125% 4/23/14 (e)		6,875,000	7,744,000
Korea Development Bank 4.375% 8/10/15		7,850,000	8,216,595
Korea Expressway Corp. 4.5% 3/23/15 (e)		5,190,000	5,433,411
POSCO 8.75% 3/26/14 (e)		6,660,000	7,801,524
Woori Bank 5.875% 4/13/21 (e)		11,785,000	11,814,463
TOTAL KOREA (SOUTH)			66,023,605
Luxembourg - 2.7%
ArcelorMittal SA 7% 10/15/39		7,240,000	7,320,321
Gaz Capital SA (Luxembourg):
6.51% 3/7/22 (e)		6,820,000	7,195,100
9.25% 4/23/19 (e)		17,050,000	21,206,790
Gazprom International SA 7.201% 2/1/20		7,074,451	7,746,524
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		7,330,000	7,788,125
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		2,980,000	2,983,725
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		5,450,000	5,892,813
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		4,470,000	4,805,250
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		6,775,000	7,757,375
RSHB Capital SA 9% 6/11/14 (e)		5,150,000	5,878,210
Steel Capital SA 6.7% 10/25/17 (e)		11,335,000	11,604,773
TNK-BP Finance SA:
7.5% 3/13/13 (e)		4,595,000	4,974,088
7.875% 3/13/18 (Reg. S)		6,325,000	7,250,031
VTB Capital SA 6.465% 3/4/15 (e)		6,360,000	6,741,600
TOTAL LUXEMBOURG			109,144,725
Mexico - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		4,565,000	5,226,925
Bbva Bancomer SA 4.5% 3/10/16 (e)		6,020,000	6,110,300
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - continued
Petroleos Mexicanos:
6% 3/5/20		$ 9,030,000	$ 9,887,850
6.625% (e)(f)		17,250,000	17,379,375
TOTAL MEXICO			38,604,450
Mongolia - 0.2%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13 (Reg S)		7,145,000	7,341,488
Netherlands - 4.2%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	5,100,000	739,653
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		8,415,000	9,319,613
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		18,754,000	20,160,550
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (e)		8,975,000	9,580,813
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		6,820,000	7,195,100
7% 5/5/20 (e)		7,545,000	8,299,500
8.375% 7/2/13 (e)		6,445,000	7,041,163
9.125% 7/2/18 (e)		20,210,000	24,858,300
11.75% 1/23/15 (e)		6,210,000	7,708,473
Lukoil International Finance BV 6.125% 11/9/20 (e)		8,605,000	8,848,435
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		4,680,000	5,323,500
7.75% 10/17/16 (Reg. S)		7,125,000	8,282,813
7.75% 1/20/20 (e)		10,600,000	12,402,000
7.875% 6/29/37 (Reg. S)		13,140,000	15,078,150
8% 8/7/19 (e)		6,895,000	8,153,338
Myriad International Holding BV 6.375% 7/28/17 (e)		8,875,000	9,573,906
VimpelCom Holdings BV 7.5043% 3/1/22 (e)		7,850,000	7,850,000
TOTAL NETHERLANDS			170,415,307
Peru - 0.2%
Banco de Credito del Peru 4.75% 3/16/16 (e)		6,835,000	6,749,563
Philippines - 1.4%
National Power Corp. 6.875% 11/2/16 (e)		13,935,000	15,955,575
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		16,615,000	19,688,775
7.39% 12/2/24 (e)		18,935,000	22,437,975
TOTAL PHILIPPINES			58,082,325
Qatar - 0.2%
Qtel International Finance Ltd. 6.5% 6/10/14 (e)		6,565,000	7,287,150
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Russia - 0.4%
MTS International Funding Ltd. 8.625% 6/22/20 (e)		$ 13,685,000	$ 15,584,478
South Africa - 0.4%
Eskom Holdings Ltd. 5.75% 1/26/21 (Reg. S)		16,390,000	16,963,650
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		9,550,000	11,460,000
Turkey - 1.0%
Turkiye Garanti Bankasi AS:
2.774% 4/20/16 (e)(g)		19,635,000	19,487,738
6.25% 4/20/21 (e)		19,635,000	19,070,494
TOTAL TURKEY			38,558,232
Ukraine - 0.3%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		12,910,000	14,104,175
United Kingdom - 0.3%
Afren PLC 11.5% 2/1/16 (e)		5,415,000	5,915,888
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		6,800,000	7,106,000
TOTAL UNITED KINGDOM			13,021,888
United States of America - 3.1%
Drummond Co., Inc.:
7.375% 2/15/16		6,825,000	6,893,250
9% 10/15/14 (e)		12,645,000	13,308,863
Gerdau Holdings, Inc. 7% 1/20/20 (e)		4,405,000	4,889,550
Korea Development Bank 4% 9/9/16		9,545,000	9,768,353
NII Capital Corp.:
8.875% 12/15/19		5,965,000	6,561,500
10% 8/15/16		9,045,000	10,492,200
Pemex Project Funding Master Trust:
6.625% 6/15/35		33,375,000	34,835,156
8.625% 2/1/22		29,712,000	37,140,000
TOTAL UNITED STATES OF AMERICA			123,888,872
Venezuela - 5.3%
Petroleos de Venezuela SA:
4.9% 10/28/14		16,635,000	12,767,363
5.25% 4/12/17		43,673,000	27,404,808
5.375% 4/12/27		75,585,000	37,792,500
5.5% 4/12/37		84,730,000	41,517,700
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Venezuela - continued
Petroleos de Venezuela SA 144A:
8.5% 11/2/17 (e)		$ 83,990,000	$ 61,942,625
12.75% 2/17/22 (e)		41,695,000	34,085,663
TOTAL VENEZUELA			215,510,659
TOTAL NONCONVERTIBLE BONDS (Cost $1,335,796,987)			1,394,945,217
Government Obligations - 59.7%

Argentina - 2.2%
Argentine Republic:
discount:
(with partial capitalization through 12/31/13) 8.28% 12/31/33		40,572,847	35,805,537
(with partial capitalization through 12/31/13) 8.28% 12/31/33		8,814,611	7,536,493
2.5% 12/31/38 (d)		45,145,000	19,638,075
7% 9/12/13		20,920,000	21,242,517
8.75% 6/2/17		4,850,594	5,044,618
TOTAL ARGENTINA			89,267,240
Bahamas (Nassau) - 0.4%
Bahamian Republic 6.95% 11/20/29 (e)		13,620,000	14,709,600
Barbados - 0.8%
Barbados Government:
7% 8/4/22 (e)		19,426,000	20,008,780
7.25% 12/15/21 (e)		11,815,000	12,405,750
TOTAL BARBADOS			32,414,530
Belarus - 0.6%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		23,310,000	20,979,000
8.95% 1/26/18		3,425,000	3,014,000
TOTAL BELARUS			23,993,000
Belize - 0.2%
Belize Government 6% 2/20/29 (d)(e)		9,332,600	6,159,516
Government Obligations - continued
		Principal Amount (c)	Value
Bermuda - 0.6%
Bermuda Government 5.603% 7/20/20 (e)		$ 15,935,000	$ 17,648,013
Noble Group Ltd. 6.625% 8/5/20 (e)		7,245,000	7,435,181
TOTAL BERMUDA			25,083,194
Brazil - 4.2%
Brazilian Federative Republic:
5.625% 1/7/41		10,555,000	10,829,430
5.875% 1/15/19		16,180,000	18,712,170
7.125% 1/20/37		9,085,000	11,197,263
8% 1/15/18		5,977,222	7,187,610
8.25% 1/20/34		8,390,000	11,515,275
8.875% 4/15/24		8,215,000	11,747,450
10.125% 5/15/27		13,595,000	21,276,175
11% 8/17/40		20,305,000	27,665,563
12.25% 3/6/30		23,090,000	42,254,700
12.75% 1/15/20		4,350,000	7,177,500
TOTAL BRAZIL			169,563,136
Cayman Islands - 0.4%
Cayman Island Government 5.95% 11/24/19 (e)		13,730,000	14,656,775
Colombia - 2.0%
Colombian Republic:
6.125% 1/18/41		9,420,000	10,244,250
7.375% 3/18/19		10,060,000	12,524,700
7.375% 9/18/37		7,460,000	9,399,600
10.375% 1/28/33		16,250,000	25,675,000
11.75% 2/25/20		14,931,000	23,068,395
TOTAL COLOMBIA			80,911,945
Congo - 0.5%
Congo Republic 3% 6/30/29 (d)		33,782,000	21,958,300
Croatia - 1.3%
Croatia Republic:
6.375% 3/24/21 (e)		13,555,000	14,046,369
6.625% 7/14/20 (e)		18,440,000	19,523,350
6.75% 11/5/19 (e)		17,385,000	18,735,988
TOTAL CROATIA			52,305,707
Government Obligations - continued
		Principal Amount (c)	Value
Dominican Republic - 0.3%
Dominican Republic:
7.5% 5/6/21 (e)		$ 5,540,000	$ 5,761,600
9.04% 1/23/18 (e)		5,486,744	6,158,870
TOTAL DOMINICAN REPUBLIC			11,920,470
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		6,089,000	6,058,555
El Salvador - 0.3%
El Salvador Republic:
7.375% 12/1/19 (e)		5,115,000	5,626,500
7.65% 6/15/35 (Reg. S)		6,740,000	6,975,900
TOTAL EL SALVADOR			12,602,400
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (e)		6,210,000	7,281,225
Georgia - 0.4%
Georgia Republic 6.875% 4/12/21 (e)		15,715,000	16,107,875
Ghana - 0.4%
Ghana Republic:
8.5% 10/4/17 (e)		5,015,000	5,654,413
14.25% 7/29/13	GHS	5,820,000	3,923,469
14.99% 3/11/13	GHS	6,890,000	4,693,632
TOTAL GHANA			14,271,514
Iceland - 0.2%
Republic of Iceland 4.875% 6/16/16 (e)		7,850,000	7,879,438
Indonesia - 4.0%
Indonesian Republic:
5.875% 3/13/20 (e)		12,325,000	13,711,563
6.625% 2/17/37 (e)		13,640,000	15,174,500
6.75% 3/10/14 (Reg. S)		9,280,000	10,336,064
6.875% 3/9/17 (e)		9,505,000	11,133,207
6.875% 1/17/18 (e)		10,920,000	12,790,596
7.25% 4/20/15 (e)		5,360,000	6,237,968
7.5% 1/15/16 (e)		8,150,000	9,668,345
7.75% 1/17/38 (e)		19,920,000	24,949,800
8.5% 10/12/35 (e)		17,440,000	23,544,000
10.375% 5/4/14 (e)		7,715,000	9,441,617
11.625% 3/4/19 (e)		16,975,000	25,080,563
TOTAL INDONESIA			162,068,223
Government Obligations - continued
		Principal Amount (c)	Value
Iraq - 1.0%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		$ 43,865,000	$ 39,478,500
Korea (South) - 0.5%
Korean Republic 4% 6/10/12	KRW	21,530,000,000	20,247,661
Lebanon - 1.0%
Lebanese Republic:
4% 12/31/17		18,372,250	17,707,175
9% 3/20/17		8,280,000	9,729,000
11.625% 5/11/16 (Reg. S)		11,005,000	13,948,838
TOTAL LEBANON			41,385,013
Lithuania - 1.4%
Lithuanian Republic:
5.125% 9/14/17 (e)		18,220,000	18,721,050
6.125% 3/9/21 (e)		6,900,000	7,322,625
6.75% 1/15/15 (e)		15,620,000	17,201,525
7.375% 2/11/20 (e)		12,020,000	13,853,050
TOTAL LITHUANIA			57,098,250
Mexico - 4.7%
United Mexican States:
5.125% 1/15/20		24,552,000	26,516,160
5.625% 1/15/17		23,444,000	26,667,550
5.75% 10/12/10		9,832,000	9,163,424
6.05% 1/11/40		71,334,000	75,899,376
6.75% 9/27/34		11,815,000	13,734,938
11.375% 9/15/16		8,350,000	11,857,000
11.5% 5/15/26		13,860,000	25,641,000
TOTAL MEXICO			189,479,448
Nigeria - 0.3%
Republic of Nigeria 6.75% 1/28/21 (e)		10,170,000	10,678,500
Peru - 0.7%
Peruvian Republic:
7.35% 7/21/25		12,205,000	14,859,588
8.75% 11/21/33		10,720,000	14,606,000
TOTAL PERU			29,465,588
Philippines - 4.2%
Philippine Republic:
4% 1/15/21		10,540,000	10,369,252
Government Obligations - continued
		Principal Amount (c)	Value
Philippines - continued
Philippine Republic: - continued
6.375% 10/23/34		$ 27,405,000	$ 30,044,102
6.5% 1/20/20		21,555,000	25,111,575
7.75% 1/14/31		32,840,000	41,378,400
9.5% 2/2/30		11,730,000	17,037,825
10.625% 3/16/25		30,155,000	45,986,375
TOTAL PHILIPPINES			169,927,529
Poland - 0.6%
Polish Government 6.375% 7/15/19		19,650,000	22,401,000
Qatar - 0.5%
State of Qatar:
4% 1/20/15 (e)		12,070,000	12,641,273
6.4% 1/20/40 (e)		7,805,000	8,627,335
TOTAL QATAR			21,268,608
Russia - 6.3%
Russian Federation:
3.625% 4/29/15 (e)		18,900,000	19,372,500
5% 4/29/20 (e)		17,800,000	18,357,140
7.5% 3/31/30 (Reg. S)		151,524,213	178,571,261
12.75% 6/24/28 (Reg. S)		22,557,000	39,925,890
TOTAL RUSSIA			256,226,791
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (e)		4,800,000	4,938,000
Serbia - 0.2%
Republic of Serbia 6.75% 11/1/24 (e)		8,735,399	8,735,399
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		13,160,000	13,258,700
8.25% 10/24/12 (e)		5,802,000	6,186,383
TOTAL SRI LANKA			19,445,083
Turkey - 7.9%
Turkish Republic:
0% 2/20/13	TRY	36,905,000	19,674,633
5.625% 3/30/21		38,300,000	40,080,950
6% 1/14/41		10,000,000	9,740,000
6.75% 4/3/18		6,790,000	7,720,230
6.75% 5/30/40		17,500,000	18,900,000
Government Obligations - continued
		Principal Amount (c)	Value
Turkey - continued
Turkish Republic: - continued
6.875% 3/17/36		$ 29,710,000	$ 32,681,000
7% 9/26/16		4,165,000	4,771,008
7% 3/11/19		21,185,000	24,415,713
7% 6/5/20		17,155,000	19,771,138
7.25% 3/15/15		6,460,000	7,367,630
7.25% 3/5/38		9,885,000	11,362,808
7.375% 2/5/25		28,990,000	34,338,655
7.5% 7/14/17		7,020,000	8,252,010
7.5% 11/7/19		8,310,000	9,863,970
8% 2/14/34		31,850,000	39,541,775
11.875% 1/15/30		18,710,000	31,807,000
TOTAL TURKEY			320,288,520
Ukraine - 2.1%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		9,995,000	10,419,788
Ukraine Government:
6.25% 6/17/16 (e)		20,495,000	20,474,505
6.385% 6/26/12 (e)		5,760,000	5,904,000
6.58% 11/21/16 (e)		7,390,000	7,449,120
6.75% 11/14/17 (e)		9,680,000	9,728,400
7.65% 6/11/13 (Reg. S)		10,610,000	11,145,805
7.75% 9/23/20 (e)		13,335,000	13,821,728
7.95% 2/23/21 (e)		5,495,000	5,723,043
TOTAL UKRAINE			84,666,389
United States of America - 2.1%
U.S. Treasury Bonds 4.375% 5/15/41		86,330,000	86,208,275
Uruguay - 0.4%
Uruguay Republic 7.625% 3/21/36		12,230,000	15,379,225
Venezuela - 6.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		92,429	2,518,690
5.75% 2/26/16 (Reg S.)		15,795,000	12,162,150
7.75% 10/13/19 (Reg. S)		45,125,000	32,377,188
8.25% 10/13/24		22,260,000	15,081,150
8.5% 10/8/14		11,290,000	10,217,450
9% 5/7/23 (Reg. S)		37,000,000	26,603,000
9.25% 9/15/27		32,210,000	24,157,500
9.25% 5/7/28 (Reg. S)		36,895,000	25,752,710
Government Obligations - continued
		Principal Amount (c)	Value
Venezuela - continued
Venezuelan Republic: - continued
9.375% 1/13/34		$ 15,195,000	$ 10,697,280
10.75% 9/19/13		28,655,000	28,296,813
12.75% 8/23/22		60,260,000	53,932,700
TOTAL VENEZUELA			241,796,631
Vietnam - 0.1%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		4,990,000	5,314,350
TOTAL GOVERNMENT OBLIGATIONS (Cost $2,219,764,161)			2,413,641,403
Supranational Obligations - 0.5%

Central American Bank 5.375% 9/24/14 (e)		7,870,000	8,558,625
Corporacion Andina de Fomento 8.125% 6/4/19		6,670,000	8,086,041
Eurasian Development Bank 7.375% 9/29/14 (e)		4,825,000	5,307,500
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $19,353,328)			21,952,166
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $200,038,134)	200,038,134	200,038,134
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $3,774,952,610)		4,030,576,920
NET OTHER ASSETS (LIABILITIES) - 0.4%		15,044,800
NET ASSETS - 100%		$ 4,045,621,720
Currency Abbreviations
EUR	-	European Monetary Unit
GHS	-	Ghana Cedi
KRW	-	Korean won
TRY	-	New Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,507,023,942 or 37.3% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 71,371
Fidelity Securities Lending Cash Central Fund	22,485
Total	$ 93,856
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,394,945,217	$ -	$ 1,394,205,564	$ 739,653
Government Obligations	2,413,641,403	-	2,413,641,403	-
Supranational Obligations	21,952,166	-	21,952,166	-
Money Market Funds	200,038,134	200,038,134	-	-
Total Investments in Securities:	$ 4,030,576,920	$ 200,038,134	$ 3,829,799,133	$ 739,653
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(4,409,687)
Total Unrealized Gain (Loss)	4,467,470
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	681,870
Transfers out of Level 3	-
Ending Balance	$ 739,653
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 57,783

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	2.1%
AAA,AA,A	7.4%
BBB	37.2%
BB	23.9%
B	19.1%
CCC,CC,C	0.1%
Not Rated	4.8%
Equities	0.1%
Short-Term Investments and Net Other Assets	5.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $32,470,520 all of which will expire in fiscal 2016. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,574,914,476)	$ 3,830,538,786
Fidelity Central Funds (cost $200,038,134)	200,038,134
Total Investments (cost $3,774,952,610)		$ 4,030,576,920
Cash		5,652,484
Receivable for investments sold		1,413,250
Receivable for fund shares sold		4,836,822
Interest receivable		71,505,333
Distributions receivable from Fidelity Central Funds		19,582
Other receivables		9,382
Total assets		4,114,013,773

Liabilities
Payable for investments purchased	$ 59,568,489
Payable for fund shares redeemed	3,843,004
Distributions payable	2,020,690
Accrued management fee	2,211,870
Other affiliated payables	613,856
Other payables and accrued expenses	134,144
Total liabilities		68,392,053

Net Assets		$ 4,045,621,720
Net Assets consist of:
Paid in capital		$ 3,766,635,553
Undistributed net investment income		34,113,989
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,451,292)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		255,323,470
Net Assets, for 254,054,083 shares outstanding		$ 4,045,621,720
Net Asset Value, offering price and redemption price per share ($4,045,621,720 ÷ 254,054,083 shares)		$ 15.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 7,373
Interest		134,307,506
Income from Fidelity Central Funds		93,856
Total income		134,408,735

Expenses
Management fee	$ 13,174,816
Transfer agent fees	2,932,823
Accounting and security lending fees	762,864
Custodian fees and expenses	120,235
Independent trustees' compensation	10,311
Registration fees	71,414
Audit	41,868
Legal	3,760
Interest	1,923
Miscellaneous	25,642
Total expenses before reductions	17,145,656
Expense reductions	(259)	17,145,397
Net investment income (loss)		117,263,338
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,671,316
Foreign currency transactions	(307,102)
Total net realized gain (loss)		45,364,214
Change in net unrealized appreciation (depreciation) on: Investment securities	12,123,171
Assets and liabilities in foreign currencies	(13,784)
Total change in net unrealized appreciation (depreciation)		12,109,387
Net gain (loss)		57,473,601
Net increase (decrease) in net assets resulting from operations		$ 174,736,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 117,263,338	$ 220,822,847
Net realized gain (loss)	45,364,214	29,570,020
Change in net unrealized appreciation (depreciation)	12,109,387	93,876,304
Net increase (decrease) in net assets resulting from operations	174,736,939	344,269,171
Distributions to shareholders from net investment income	(108,595,067)	(204,779,808)
Distributions to shareholders from net realized gain	-	(36,292,400)
Total distributions	(108,595,067)	(241,072,208)
Share transactions Proceeds from sales of shares	605,951,019	2,449,818,956
Reinvestment of distributions	96,247,844	215,660,239
Cost of shares redeemed	(979,954,322)	(1,476,923,100)
Net increase (decrease) in net assets resulting from share transactions	(277,755,459)	1,188,556,095
Redemption fees	358,278	1,355,932
Total increase (decrease) in net assets	(211,255,309)	1,293,108,990

Net Assets
Beginning of period	4,256,877,029	2,963,768,039
End of period (including undistributed net investment income of $34,113,989 and undistributed net investment income of $25,445,718, respectively)	$ 4,045,621,720	$ 4,256,877,029
Other Information Shares
Sold	38,657,032	155,568,430
Issued in reinvestment of distributions	6,141,831	13,790,887
Redeemed	(62,760,988)	(94,533,310)
Net increase (decrease)	(17,962,125)	74,826,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.65	$ 15.03	$ 11.24	$ 14.68	$ 14.80	$ 14.42
Income from Investment Operations
Net investment income (loss) D	.464	.930	1.195	.845	.894	.880
Net realized and unrealized gain (loss)	.234	.676	3.664	(3.426)	(.077)	.777
Total from investment operations	.698	1.606	4.859	(2.581)	.817	1.657
Distributions from net investment income	(.429)	(.862)	(1.053)	(.826)	(.899)	(.860)
Distributions from net realized gain	-	(.130)	(.020)	(.040)	(.040)	(.420)
Total distributions	(.429)	(.992)	(1.073)	(.866)	(.939)	(1.280)
Redemption fees added to paid in capital D	.001	.006	.004	.007	.002	.003
Net asset value, end of period	$ 15.92	$ 15.65	$ 15.03	$ 11.24	$ 14.68	$ 14.80
Total Return B, C	4.54%	10.94%	44.56%	(18.24)%	5.71%	11.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.87% A	.88%	.91%	.90%	.89%	.91%
Expenses net of fee waivers, if any	.87% A	.88%	.91%	.90%	.89%	.91%
Expenses net of all reductions	.87% A	.88%	.90%	.90%	.88%	.90%
Net investment income (loss)	5.96% A	5.94%	8.73%	6.22%	6.07%	5.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,045,622	$ 4,256,877	$ 2,963,768	$ 1,446,042	$ 2,116,159	$ 2,248,749
Portfolio turnover rate F	102% A	98%	126%	59%	65%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

Fidelity New Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, contingent interest, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 303,079,580
Gross unrealized depreciation	(26,370,302)
Net unrealized appreciation (depreciation) on securities and other investments	$ 276,709,278

Tax cost	$ 3,753,867,642

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,357,141,085 and $1,653,761,067, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .67% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 18,471,875.44%		$ 1,786

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,458 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,485. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $8,187,000. The weighted average interest rate was .60%. The interest expense amounted to $137 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $259.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Ltd.

FIL Investments (Japan) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

NMI-USAN-0811
1.787782.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2011